CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash		$ 307,531	$ 139,164
Prepaid expenses and advances		9,376	245
Due from optionees	[1]	12,811	12,751
Advance to related party	[2]	22,323	0
Sales tax receivables		3,627	1,769
Other receivables		10,713	7,226
Current assets		366,381	161,155
Non-current assets
Property deposits	[3]	1,446	1,439
Tax deposits	[3]	41,201	41,201
Exploration and evaluation assets	[1]	167,920	167,920
Equipment	[4]	2,602	2,090
Investment in PorMining	[1]	765	765
Advance to Akkerman Finland OY	[5]	282,400	0
Deposit - Akkerman Finland OY	[5]	0	14,155
Investment in Akkerman Finland OY	[5]	258,532	0
Assets, Noncurrent		754,866	227,570
Total assets		1,121,247	388,725
Current liabilities
Accounts payable and accrued liabilities		100,930	130,019
Due to related parties	[2]	108,006	671,019
Current portion of long-term loan	[6]	0	2,524
Current liabilities		208,936	803,562
Shareholders' equity/(deficiency)
Share capital	[7]	10,990,255	9,994,487
Reserves	[8]	7,641,733	6,980,564
Deficit		(17,719,677)	(17,389,888)
Equity		912,311	(414,837)
Total shareholders' equity/(deficiency) and liabilities		$ 1,121,247	$ 388,725

[1]	Note 5.
[2]	Note 9.
[3]	Note 6.
[4]	Note 4.
[5]	Note 7.
[6]	Note 10.
[7]	Note 8
[8]	Note 8.